Exhibit 99.1 Schedule 7

Client Name:
Client Project Name:	ACHM 2025-HE2CO
Start - End Dates:	8/27/2023 - 10/17/2023
Deal Loan Count:	4

Conditions Report 2.0

Loans in Report:	4
Loans with Conditions:	0

Loan Number	Original Principal Balance	State	Initial Lender ATR/QM Status	Loan Level ATR/QM Status	Initial Securitization Compliance Loan Grade	Final Securitization Compliance Loan Grade	Initial S&P Compliance Loan Grade	Final S&P Compliance Loan Grade	Condition Category	Condition Sub Category	Condition Status	Initial Securitization Condition Grade	Final Securitization Condition Grade	Initial S&P Condition Grade	Final S&P Condition Grade	Condition Code	Condition Description	Condition Material Indicator	Initial Comments	Client/Seller Response Comments	Conclusion Comments	TRID Error Type	Cure Method
5000027251	XXXXXX	XXXXXX	(No Data)	ATR/QM: Exempt	A	A	A	A
5000028317	XXXXXX	XXXXXX	(No Data)	ATR/QM: Exempt	A	A	A	A
5000028329	XXXXXX	XXXXXX	(No Data)	ATR/QM: Exempt	A	A	A	A
5000028639	XXXXXX	XXXXXX	(No Data)	ATR/QM: Exempt	A	A	A	A